Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2020	6,838	50,543	7,030	103,869	6,009	7,092	1,378	182,759
Additions	—	—	138	239	265	363	15,691	16,696
Disposals	—	—	(31)	(6,129)	(483)	(205)	—	(6,848)
Transfer	—	680	152	1,157	115	17	(2,093)	28
Exchange differences	34	893	47	1,129	63	321	685	3,172
At December 31, 2020	6,872	52,116	7,336	100,265	5,969	7,588	15,661	195,807
Additions	—	—	6	406	374	761	7,109	8,656
Disposals	—	(37)	—	(7,232)	(517)	(474)	—	(8,260)
Transfer	—	(45)	108	4,523	88	11	(4,642)	43
Exchange differences	(856)	(3,942)	(613)	(9,798)	(438)	(339)	(1,316)	(17,302)
At December 31, 2021	6,016	48,092	6,837	88,164	5,476	7,547	16,812	178,944

Depreciation/Impairment
At January 1, 2020	—	(36,870)	(4,464)	(90,132)	(3,662)	(5,884)	—	(141,012)
Depreciation charge for the year	—	(962)	(384)	(2,301)	(514)	(414)	—	(4,575)
Impairment	—	—	—	(198)	—	(4)	—	(202)
Disposals	—	—	21	6,128	438	203	—	6,790
Transfer	—	—	—	—	(56)	—	—	(56)
Exchange differences	—	(653)	(29)	(1,041)	(63)	(266)	—	(2,052)
At December 31, 2020	—	(38,485)	(4,856)	(87,544)	(3,857)	(6,365)	—	(141,107)
Depreciation charge for the year	—	(993)	(403)	(2,184)	(504)	(506)	—	(4,590)
Impairment	—	—	—	(5)	—	(2)	—	(7)
Disposals	—	36	—	7,170	505	468	—	8,179
Transfer	—	45	—	—	(87)	—	—	(42)
Exchange differences	—	3,389	428	8,639	268	318	—	13,042
At December 31, 2021	—	(36,008)	(4,831)	(73,924)	(3,675)	(6,087)	—	(124,525)

Net book value
At December 31, 2021	6,016	12,084	2,006	14,240	1,801	1,460	16,812	54,419
At December 31, 2020	6,872	13,631	2,480	12,721	2,112	1,223	15,661	54,700
At January 1, 2020	6,838	13,673	2,566	13,737	2,347	1,208	1,378	41,747

15(a)Impairment of property, plant and equipment

In 2021, 2020 and 2019 our Company recorded an impairment loss of $7, $202 and $546 on property, plant and equipment at Sigma Cable, Shanghai Yayang and SFO facilities. The impairment is presented within cost of sales in consolidated income statements, other operating expenses in Note 7(b), and the impairment of property, plant and equipment of ROW, North Asia and Thailand segments in Note 5.

Our Company identified impairment at Sigma Cable due to lack of profitability. Our Company determined that certain machinery and equipment would not generate the expected future cash flows. The impairment test revealed that the total carrying amount of these assets was greater than their total recoverable amount. After considering the relevant objective evidence, our Company recorded an impairment loss.

Our Company performed a valuation for utilized machinery measured at fair value less costs to sell using a cost approach due to closure of the manufacturing facilities at Shanghai Yayang. Its fair value measurement was classified as Level 3 of the fair value hierarchy. After considering the relevant evidence, the key assumption used included replacement costs, residual value and remaining useful life of these existing assets. The impairment test revealed that the recoverable amount was lower than the carrying amount.

15.	PROPERTY, PLANT AND EQUIPMENT (continued)

15(a)Impairment of property, plant and equipment (continued)

Our Company considers the market demand for SFO’s products and performed an impairment test on the CGU composed of property, plant and equipment used in the manufacturing of fiber optic cables at SFO. Our Company determined the recoverable amount of the CGU to be $0 based on the value in use.

15(b)    Pledge

Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 27(e) (i).